Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net - Accounts Receivable [Member] - Customer Concentration Risk [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022
Company Customer Number – 15095 [Member]
Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net [Line Items]
Amount	$ 718		$ 352
% of Total Accounts Receivable	60.50%		32.90%
Company Customer Number – 15874 [Member]
Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net [Line Items]
Amount	$ 405
% of Total Accounts Receivable	34.10%
Company Customer Number – 16491 [Member]
Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net [Line Items]
Amount		[1]	$ 123
% of Total Accounts Receivable		[1]	11.50%
Company Customer Number - 10888 [Member]
Overview, Basis of Presentation, and Significant Accounting Policies (Details) - Schedule of Accounts Receivable, Net [Line Items]
Amount		[1]	$ 251
% of Total Accounts Receivable		[1]	23.50%

[1]	Customer accounts receivable, as a percentage of total accounts receivable, was less than 10%